Form N-1A Cover	Apr. 21, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund
Entity Central Index Key	0001329377
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 21, 2026
Prospectus Date	Apr. 22, 2026